Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefit
Balance at January 1	$ 103,047,687	$ 135,562,075	$ 130,560,908
Additions for tax positions of current year	18,026,267	23,209,764	6,295,454
Reductions for tax positions of prior years	(16,766,615)	(42,880,080)	0
Movement in current year due to foreign exchange rate fluctuation	0	(12,844,072)	(1,294,287)
Balance at December 31	104,307,339	103,047,687	135,562,075
Unrecognized tax benefits, interest on income taxes expense	16,766,615	23,939,130	10,042,468
Unrecognized tax benefits, late payment interest	1,259,652	996,540	4,304,458
Unrecognized tax benefits, late payment interests from prior period		1,725,906	557,444
Unrecognized tax benefits	$ 12,534,555	$ 12,673,506	$ 13,279,620
Minimum
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum
Unrecognized tax benefit
LAT Progressive Rate	60.00%